KURV ETF TRUST
1 Letterman Drive, Building C, Suite 3-500
San Francisco, CA 94129

July 24, 2025

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Kurv ETF Trust Registration File Nos. Nos. 333-233633 and 811-23473 Kurv Gold Enhanced Income ETF (S000092498)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Kurv ETF Trust (the “Trust”), on behalf of its series Kurv Gold Enhanced Income ETF (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 32 (SEC Accession No. 0001999371-25-007773) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus and Statement of Additional Information for the Fund dated June 13, 2025.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on June 13, 2025. The Fund commenced operations on July 7, 2025. The Kurv Silver Enhanced Income ETF and Kurv Platinum Enhanced Income ETF have not yet commenced operations and a filing pursuant to Rule 497 will be made upon commencement.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

/s/ Howard Chan

Howard Chan
President
Kurv ETF Trust